Commissions Expense - Summary of Commissions Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fee and commission expense [line items]
Fee and commission expense	$ 2,047,292	$ 2,191,792	$ 1,947,749
Commissions related to debt securities [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense			606
Commissions related to trading and foreign exchange transactions [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	117,519	209,142	102,926
Commissions paid ATM exchange [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	1,263,086	1,057,785	818,625
Checkbooks commissions and compensating cameras [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	404,450	453,612	449,593
Commissions credit cards and foreign trade [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	$ 262,237	$ 471,253	$ 575,999